Corporate Information	12 Months Ended
Dec. 31, 2024
Corporate Information
Corporate Information
1.	Corporate Information

Grupo Televisa, S.A.B. (the “Company”) is a limited liability public stock corporation (“Sociedad Anónima Bursátil” or “S.A.B.”), incorporated under the laws of Mexico. Pursuant to the terms of the Company’s bylaws (“Estatutos Sociales”) its corporate existence continues through 2106. The shares of the Company are listed and traded in the form of “Certificados de Participación Ordinarios” or “CPOs” on the Mexican Stock Exchange (“Bolsa Mexicana de Valores” or “BMV”) under the ticker symbol TLEVISA CPO, and in the form of Global Depositary Shares or “GDSs”, on the New York Stock Exchange, or “NYSE”, under the ticker symbol TV. The Company’s principal executive offices are located at Av. Vasco de Quiroga No. 2000, Colonia Santa Fe, 01210 Mexico City, Mexico.

The Company together with its subsidiaries (collectively, the “Group”) is a major telecommunications corporation which owns and operates one of the most significant cable companies as well as a leading direct-to-home (“DTH”) satellite pay television system in Mexico. The Group’s cable business offers integrated services, including video, high-speed data, voice and mobile to residential and commercial customers, as well as managed services to domestic and international carriers. The Group owns Sky, a leading DTH satellite pay television system and broadband provider in Mexico. The Group holds a number of concessions by the Mexican government that authorizes it to broadcast programming over television stations for the signals of TelevisaUnivision, Inc. (“TelevisaUnivision”), and the Group’s cable and DTH systems. In addition, the Group is the largest shareholder of TelevisaUnivision, a leading media company producing, creating, and distributing Spanish-speaking content through several broadcast channels in Mexico, the United States and over 50 countries through television networks, cable operators and over-the-top or OTT services.